Related Party Transactions - Additional Information (Detail) shares in Thousands, $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 28, 2018 USD ($) shares	Feb. 28, 2018 TWD ($) shares	Feb. 29, 2016 TWD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 TWD ($)
Patents and Technology License [member]
Disclosure of transactions between related parties [line items]
Amounts payable				$ 1,881			$ 93,000			$ 57,590
Deca Technologies Inc. [member] | Patents and Technology License [member]
Disclosure of transactions between related parties [line items]
Intangible assets acquired									$ 403,543
ASE Cultural and Educational Foundation [member] | Environmental charity [member]
Disclosure of transactions between related parties [line items]
Amount contributed related party transactions				$ 3,267	$ 100,000	$ 3,267	$ 100,000	$ 3,267	100,000
Associates [member]
Disclosure of transactions between related parties [line items]
Total consideration settled									875,000
Associates [member] | Employee dormitory [member]
Disclosure of transactions between related parties [line items]
Amounts payable									$ 228,500
USI Enterprise Limited [member]
Disclosure of transactions between related parties [line items]
Repurchase of outstanding ordinary shares | shares	1,283	1,283	1,801
Value of ordinary shares purchased	$ 21,341	$ 653,244	$ 1,130,650